BASIS OF CONSOLIDATION AND INVESTMENTS (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 11,991,356	R$ 16,646,480	R$ 9,944,586	R$ 1,088,955
Other current assets	776,500	484,120
Other non-current assets	4,749,718	4,365,755
Non-current assets	54,741,999	44,406,749
Assets	85,354,359	79,379,103
Current borrowings	5,193,636	5,486,859
Current lease liabilities	177,010	119,047
Current liabilities	22,475,119	24,541,616
Non-current portion of non-current borrowings	35,725,106	27,020,663
Non-current lease liabilities	516,836	492,504
Non-current liabilities	41,063,196	31,463,098
Equity	21,816,044	23,374,389	11,251,505	R$ 11,361,932
Equity and liabilities	85,354,359	79,379,103
Net revenue	44,362,120	47,912,039	30,064,020
Cost of sales and services	31,054,016	25,837,475	19,124,901
Gross profit	13,308,104	22,074,564	10,939,119
Financial income (expenses), net	(3,515,025)	(1,944,184)	(796,311)
Income before income tax and social contribution	4,126,437	18,595,778	R$ 4,918,126
M R S Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	867,937	1,836,612
Advances to suppliers	29,500	44,011
Other current assets	1,351,335	1,065,913
Current assets	2,248,772	2,946,536
Other non-current assets	887,987	980,861
Investments ppe and intangible assets	11,541,779	9,614,144
Non-current assets	12,429,766	10,595,005
Assets	14,678,538	13,541,541
Current borrowings	735,231	767,992
Current lease liabilities	472,129	383,323
Other current liabilities	1,682,928	1,513,799
Current liabilities	2,890,288	2,665,114
Non-current portion of non-current borrowings	3,604,793	3,551,278
Non-current lease liabilities	1,928,931	1,718,366
Other non-current liabilities	740,892	759,538
Non-current liabilities	6,274,616	6,029,182
Equity	5,513,634	4,847,245
Equity and liabilities	14,678,538	13,541,541
Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,164	1,259
Advances to suppliers	21,036	11,486
Other current assets	78,777	55,334
Current assets	100,977	68,079
Other non-current assets	255,367	124,776
Investments ppe and intangible assets	11,029,525	10,145,422
Non-current assets	11,284,892	10,270,198
Assets	11,385,869	10,338,277
Current borrowings	142,073	228,769
Other current liabilities	150,268	157,946
Current liabilities	292,341	386,715
Non-current portion of non-current borrowings	7,142,895	6,665,700
Other non-current liabilities	1,484,884	928,254
Non-current liabilities	8,627,779	7,593,954
Equity	2,465,749	2,357,608
Equity and liabilities	11,385,869	10,338,277
Net revenue	375	138
Gross profit	375	138
Operating (expenses) income	(40,685)	(76,543)
Financial income (expenses), net	(21,551)	(20,651)
Income before income tax and social contribution	(61,861)	(97,056)
Profit / (loss) for the year	(61,861)	(97,056)
Equimac S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	8,983	2,077
Advances to suppliers	1,384	407
Other current assets	11,648	8,862
Current assets	22,015	11,346
Other non-current assets	1,643
Investments ppe and intangible assets	41,709	28,964
Non-current assets	43,352	28,964
Assets	65,367	40,310
Current borrowings	5,497	4,041
Current lease liabilities	701
Other current liabilities	5,777	4,063
Current liabilities	11,975	8,104
Non-current portion of non-current borrowings	14,446	15,351
Non-current lease liabilities	630
Other non-current liabilities	1,353
Non-current liabilities	16,429	15,351
Equity	36,963	16,855
Equity and liabilities	65,367	40,310
Net revenue	41,307	15,238
Cost of sales and services	(24,977)	(13,001)
Gross profit	16,330	2,237
Operating (expenses) income	(3,769)	(3,453)
Financial income (expenses), net	(3,211)
Income before income tax and social contribution	9,350	(1,216)
Current and deferred income tax and social contribution	(1,479)
Profit / (loss) for the year	7,871	(1,216)
Ita Energetica [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	46,946	42,500
Advances to suppliers	1,273	1,254
Other current assets	30,735	18,453
Current assets	78,954	62,207
Other non-current assets	19,007	19,578
Investments ppe and intangible assets	325,911	358,265
Non-current assets	344,918	377,843
Assets	423,872	440,050
Other current liabilities	14,326	40,473
Current liabilities	14,326	40,473
Other non-current liabilities	18,914	16,098
Non-current liabilities	18,914	16,098
Equity	390,632	383,479
Equity and liabilities	423,872	440,050
M R S Logistica S A 3 [Member]
IfrsStatementLineItems [Line Items]
Net revenue	5,592,118	4,427,385
Cost of sales and services	(3,477,896)	(2,919,527)
Gross profit	2,114,222	1,507,858
Operating (expenses) income	(243,399)	(116,499)
Financial income (expenses), net	(641,862)	(345,513)
Income before income tax and social contribution	1,228,961	1,045,846
Current and deferred income tax and social contribution	(354,786)	(346,551)
Profit / (loss) for the year	874,175	699,295
Ita Energetica 3 [Member]
IfrsStatementLineItems [Line Items]
Net revenue	188,024	221,023
Cost of sales and services	(100,454)	(81,649)
Gross profit	87,570	139,374
Operating (expenses) income	(77,742)	(69,097)
Financial income (expenses), net	2,545	1,274
Income before income tax and social contribution	12,373	71,551
Current and deferred income tax and social contribution	(4,408)	(24,390)
Profit / (loss) for the year	R$ 7,965	R$ 47,161